BASIS OF PRESENTATION (Details) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	1 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 21, 2012	Mar. 21, 2012 Common stock	Aug. 02, 2012 Class A Common Stock	Mar. 31, 2012 Class A Common Stock	Mar. 31, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Sep. 30, 2012 Class A Common Stock Common stock	Mar. 31, 2012 Class B Common Stock	Mar. 21, 2012 Vantiv Holding TRAs	Mar. 31, 2012 Vantiv Holding Class A units	Mar. 31, 2012 Vantiv Holding Fifth Third	Mar. 31, 2012 Vantiv Holding Advent	Mar. 21, 2012 Fifth Third	Mar. 31, 2012 Fifth Third Vantiv Holding Class A Common Stock
Nature of Business [Line Items]
Stock split ratio									175.76	175.76					1.7576
Conversion ratio for conversion of units into common stock																1
Conversion ratio for conversion of LLC units into common stock						1	1
Conversion ratio for conversion of non-voting LLC units into common stock									1	1	1
Number of tax receivable agreements executed with pre-IPO investors of subsidiary (in TRAs)														4
Payments to pre-IPO investors as percentage of cash saving in income tax														85.00%				85.00%
Payment to Fifth Third for modification of consent rights	$ (17,841,000)	$ (32,781,000)	$ (2,792,000)	$ (2,848,000)	$ (26,257,000)											$ 15,000,000
Distribution of funds		40,086,000	0														40,100,000
Number of common stock issued (in shares)									29,412,000			29,412,000	86,005,200
Issue price (in dollars per share)		$ 17				$ 17		$ 21.90			$ 17
Net proceed from issue of shares		460,913,000	0						457,900,000
Gross proceeds from issue of shares									460,900,000
Accrued offering costs associated with contractually obligated future offerings											$ 3,000,000
Common stock issued to underwriters under an over-allotment option (in shares)									4,411,800
Common stock issued to underwriters under an over-allotment option sold by selling shareholders (in shares)									2,325,736
Purchase of shares in subsidiary by the entity (in shares)																			2,086,064
Common stock issued to underwriters under an over-allotment option sold by company (in shares)								14,064,500